Exhibit 99.1

SolarCity LMC Series IV, LLC

Solar Asset Backed Notes, Series 2015-1

Sample Solar Assets Agreed-Upon Procedures

Report To:

SolarCity Series Holdings IV, LLC

SolarCity Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Credit Suisse Securities (USA) LLC

27 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

SolarCity Series Holdings IV, LLC

SolarCity Corporation

3055 Clearview Way

San Mateo, California 94402

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	SolarCity LMC Series IV, LLC

Solar Asset Backed Notes, Series 2015-1 (the “Notes”)

Sample Solar Assets Agreed Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist SolarCity Series Holdings IV, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a portfolio of solar assets installed on residential properties (the “Solar Assets”) relating to the SolarCity LMC Series IV, LLC securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, SolarCity Corporation (the “Originator”), on behalf of the Depositor, provided us with:

a.	Electronic data files labeled:

i.	“Data Tape_Sample Characteristics_revised.xlsx” and the related record layout and decode information (the “Sample Data File”) that the Originator, on behalf of the Depositor, indicated contains information as of 28 February 2015 (the “Preliminary Cut-Off Date”) relating to a sample of 300 solar assets installed on residential properties (the “Sample Solar Assets”), which are listed on Exhibit 1 to Attachment A and

ii.	“LMC4 Data Tape 5.14.15 (vFinal).xlsx” and the related record layout and decode table (the “Base Data File,” together with the Sample Data File, the “Provided Data Files”) that the Originator, on behalf of the Depositor, indicated contains information as of 31 March 2015 (the “Statistical Cut-Off Date”) relating to certain solar assets installed on residential properties (the “Statistical Solar Assets”),

b.	Imaged copies of:

i.	The lease contract, power purchase agreement and amendment and/or change order thereto (collectively, the “Contract”),

ii.	The PBI contract, if applicable (the “PBI Contract”) and

iii.	Certain printed system screen shots from the Originator’s servicing system (the “System Screen Shots,” together with the Contract and PBI Contract, the “Source Documents”)

for each Sample Solar Asset,

c.	Certain schedules that the Originator, on behalf of the Depositor, indicated contain information relating to the:

i.	FICO score (the “FICO Score Schedule”),

ii.	Payment by ACH transfer (“Yes/No”) status and first payment date (the “Lease Dimensions Billing Data Schedule”) and

iii.	County (the “Geographic Location Schedule,” together with FICO Score Schedule, Lease Dimensions Billing Data Schedule and Source Documents, the “Sources”)

for each Sample Solar Asset,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which are listed on Exhibit 2 to Attachment A and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Solar Assets were selected by the Originator, on behalf of the Depositor. The Originator, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Sample Solar Assets or the selection criteria they used to select the Sample Solar Assets. The Originator, on behalf of the Depositor, indicated that the Sample Solar Assets and the Statistical Solar Assets are expected to be representative of the Solar Assets.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, the Sources, the Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Sources or any other information provided to us by the Originator, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Solar Assets or the Solar Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Solar Assets,

iii.	Whether the originator of the Solar Assets complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 July 2015

Attachment A

Procedures we performed and our associated findings

1.	For each Sample Solar Asset, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

2.	For each Sample Solar Asset, we compared the unique identification number (the “Job ID”), as shown on the Sample Data File, to the corresponding Job ID on the Base Data File and noted that all Sample Solar Assets included on the Sample Data File were included on the Base Data File.

3.	For each Sample Solar Asset, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, except for:

a.	The payment by ACH transfer (“Yes/No”), next rate adjustment date, seasoning (months) and remaining term (months) Sample Characteristics, which the Originator, on behalf of the Depositor, instructed us not to compare due to the passage of time between the Preliminary Cut-Off Date and Statistical Cut-Off Date, and

b.	The county Sample Characteristic, which was not included on the Base Data File,

all as shown on the Sample Data File, to the corresponding information on the Base Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Sample Solar Assets

Sample Solar Asset Number	Job ID	Sample Solar Asset Number	Job ID
1	JB-8001647-00	38	JB-065126-00
2	JB-8534378-00	39	JB-8536753-00
3	JB-105217-00	40	JB-8536764-00
4	JB-805311-00	41	JB-760227-00
5	JB-082101-00	42	JB-9203251-00
6	JB-856194-00	43	JB-217208-00
7	JB-8001834-00	44	JB-197080-00
8	JB-9133177-00	45	JB-8511446-00
9	JB-080632-00	46	JB-934945-00
10	JB-8001898-00	47	JB-9456376-00
11	JB-207434-00	48	JB-9332481-00
12	JB-194038-00	49	JB-9361549-00
13	JB-8021575-00	50	JB-017465-00
14	JB-9002037-00	51	JB-952662-00
15	JB-208746-00	52	JB-939444-00
16	JB-8502023-00	53	JB-074147-00
17	JB-8011278-00	54	JB-8003059-00
18	JB-118018-00	55	JB-9456452-00
19	JB-0211137-00	56	JB-060409-00
20	JB-9351217-00	57	JB-9134901-00
21	JB-8511036-00	58	JB-9456492-00
22	JB-199097-00	59	JB-0211545-00
23	JB-206205-00	60	JB-9221265-00
24	JB-207516-00	61	JB-8523145-00
25	JB-117300-00	62	JB-208990-00
26	JB-8535777-00	63	JB-0801195-00
27	JB-206221-00	64	JB-211263-00
28	JB-914648-00	65	JB-210643-00
29	JB-8011627-00	66	JB-930652-00
30	JB-752131-00	67	JB-8536993-00
31	JB-9581115-00	68	JB-110085-00
32	JB-9002820-00	69	JB-9021644-00
33	JB-8536559-00	70	JB-8011974-00
34	JB-914714-00	71	JB-8631135-00
35	JB-064348-00	72	JB-9262966-00
36	JB-9322109-00	73	JB-9135004-00
37	JB-018347-00	74	JB-9021650-00

Exhibit 1 to Attachment A

Sample Solar Asset Number	Job ID	Sample Solar Asset Number	Job ID
75	JB-060429-00	114	JB-067162-00
76	JB-8003216-00	115	JB-068259-00
77	JB-206294-00	116	JB-8631212-00
78	JB-8003228-00	117	JB-199186-00
79	JB-064387-00	118	JB-8022875-00
80	JB-9135069-00	119	JB-060475-00
81	JB-210657-00	120	JB-7501258-00
82	JB-8537062-00	121	JB-907861-00
83	JB-060437-00	122	JB-210696-00
84	JB-9721847-00	123	JB-930825-00
85	JB-206304-00	124	JB-020440-00
86	JB-014192-00	125	JB-9282740-00
87	JB-207684-00	126	JB-105438-00
88	JB-8571979-00	127	JB-8003593-00
89	JB-9171988-00	128	JB-8003603-00
90	JB-027490-00	129	JB-071070-00
91	JB-910521-00	130	JB-025134-00
92	JB-211273-00	131	JB-952784-00
93	JB-023412-00	132	JB-9135361-00
94	JB-207723-00	133	JB-9371960-00
95	JB-971605-00	134	JB-9571725-00
96	JB-9135196-00	135	JB-806774-00
97	JB-125480-00	136	JB-9457125-00
98	JB-954679-00	137	JB-015470-00
99	JB-905124-00	138	JB-217223-00
100	JB-025117-00	139	JB-199205-00
101	JB-217215-00	140	JB-7501274-00
102	JB-9563917-00	141	JB-9332851-00
103	JB-9135230-00	142	JB-9252599-00
104	JB-087297-00	143	JB-8003741-00
105	JB-9332696-00	144	JB-9282801-00
106	JB-8523323-00	145	JB-916572-00
107	JB-8502861-00	146	JB-9676443-00
108	JB-067161-00	147	JB-027587-00
109	JB-025125-00	148	JB-9332890-00
110	JB-9456944-00	149	JB-8003781-00
111	JB-206346-00	150	JB-930872-00
112	JB-9332722-00	151	JB-9532085-00
113	JB-9456949-00	152	JB-015516-00

Exhibit 1 to Attachment A

Sample Solar Asset Number	Job ID	Sample Solar Asset Number	Job ID
153	JB-061107-00	192	JB-9457723-00
154	JB-0211923-00	193	JB-8537697-00
155	JB-9003357-00	194	JB-125654-00
156	JB-9263177-00	195	JB-9252852-00
157	JB-8502953-00	196	JB-9532521-00
158	JB-197115-00	197	JB-025175-00
159	JB-9721923-00	198	JB-125663-00
160	JB-027607-00	199	JB-064534-00
161	JB-8523644-00	200	JB-9135861-00
162	JB-9322662-00	201	JB-121485-00
163	JB-9332958-00	202	JB-9211805-00
164	JB-206422-00	203	JB-9263333-00
165	JB-9361861-00	204	JB-9352093-00
166	JB-973675-00	205	JB-751109-00
167	JB-9332979-00	206	JB-8572358-00
168	JB-952845-00	207	JB-903082-00
169	JB-125575-00	208	JB-9512929-00
170	JB-9341376-00	209	JB-856592-00
171	JB-9172154-00	210	JB-9252942-00
172	JB-9571801-00	211	JB-9252960-00
173	JB-9211732-00	212	JB-9203906-00
174	JB-761247-00	213	JB-8023935-00
175	JB-8503023-00	214	JB-8537885-00
176	JB-8503025-00	215	JB-9351238-00
177	JB-109397-00	216	JB-9352403-00
178	JB-9372088-00	217	JB-9361615-00
179	JB-019432-00	218	JB-9211849-00
180	JB-9322757-00	219	JB-8537888-00
181	JB-017763-00	220	JB-9341578-00
182	JB-8537603-00	221	JB-9283066-00
183	JB-8523803-00	222	JB-8503182-00
184	JB-077273-00	223	JB-8524134-00
185	JB-8537623-00	224	JB-8004895-00
186	JB-8537634-00	225	JB-9591837-00
187	JB-9512841-00	226	JB-018668-00
188	JB-9341453-00	227	JB-8503204-00
189	JB-207995-00	228	JB-9323080-00
190	JB-060598-00	229	JB-8024154-00
191	JB-8004372-00	230	JB-8512115-00

Exhibit 1 to Attachment A

Sample Solar Asset Number	Job ID	Sample Solar Asset Number	Job ID
231	JB-8524194-00	266	JB-8538333-00
232	JB-8024170-00	267	JB-8538342-00
233	JB-8538028-00	268	JB-8538351-00
234	JB-8572472-00	269	JB-9263577-00
235	JB-077283-00	270	JB-8503399-00
236	JB-9333320-00	271	JB-8512300-00
237	JB-9403793-00	272	JB-8538431-00
238	JB-8538073-00	273	JB-931192-00
239	JB-8024265-00	274	JB-906874-00
240	JB-8524265-00	275	JB-020623-00
241	JB-9458388-00	276	JB-9513175-00
242	JB-8012812-00	277	JB-9565216-00
243	JB-9136160-00	278	JB-9301135-00
244	JB-8538122-00	279	JB-9221650-00
245	JB-8572526-00	280	JB-8524662-00
246	JB-9211924-00	281	JB-8538516-00
247	JB-924174-00	282	JB-9459041-00
248	JB-8538152-00	283	JB-8572762-00
249	JB-9362212-00	284	JB-9565311-00
250	JB-8572555-00	285	JB-8538586-00
251	JB-9231892-00	286	JB-8631499-00
252	JB-9564967-00	287	JB-9232005-00
253	JB-8024450-00	288	JB-9172657-00
254	JB-1171012-00	289	JB-2071244-00
255	JB-9333436-00	290	JB-9323460-00
256	JB-9323225-00	291	JB-8538658-00
257	JB-0801649-00	292	JB-9333638-00
258	JB-023947-00	293	JB-8524831-00
259	JB-8012884-00	294	JB-9533412-00
260	JB-8024546-00	295	JB-1171303-00
261	JB-906838-00	296	JB-8538729-00
262	JB-8512257-00	297	JB-9212132-00
263	JB-9333476-00	298	JB-9565537-00
264	JB-9533138-00	299	JB-8538869-00
265	JB-8024581-00	300	JB-9333819-00

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source(s)	Note(s)
Job ID	Contract	i.

Market	Contract

City	Contract

State	Contract

Zip code	Contract

Utility name	System Screen Shots

Payment type	Contract

PTO date	System Screen Shots

System size (kw)	System Screen Shots and recalculation	ii.

Original term	Contract

Year 1 monthly payment (lease)	Contract

Year 1 PPA rate (ppa)	Contract

Annual escalator	(a) Contract and recalculation or (b) Contract	iii., iv.

Period 1 performance guarantee	Contract	v., vi., vii.

Contract estimated annual production	(a) Contract or (b) Contract and recalculation	viii., ix., x.

Panel manufacturer	System Screen Shots

Inverter manufacturer	System Screen Shots

County	Geographic Location Schedule

FICO score	FICO Score Schedule	xi.

PBI rate	PBI Contract	xii.

PBI term	PBI Contract	xii.

Payment by ACH transfer (“Yes/No”)	Lease Dimensions Billing Data Schedule	xiii.

First payment date	Lease Dimensions Billing Data Schedule	xiii., xiv.

Last payment date	Contract, Lease Dimensions Billing Data Schedule and recalculation	xiii., xv.

Exhibit 2 to Attachment A

Sample Characteristic	Source Document(s)	Note(s)
Next rate adjustment date	Lease Dimensions Billing Data Schedule and recalculation	xiii., xvi.

Seasoning (months)	Lease Dimensions Billing Data Schedule and recalculation	xiii., xvii.

Remaining term (months)	Lease Dimensions Billing Data Schedule and recalculation	xiii., xviii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the system size (kw) Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the system size (kw) by:

a.	Multiplying the panel quantity by the panel wattage, both as shown on System Screen Shots and

b.	Dividing the result obtained in a. above by 1,000.

iii.	For the purpose of comparing the annual escalator Sample Characteristic for each Sample Solar Asset with a payment type value of “lease,” as shown on the Sample Data File, the Originator, on behalf of the Depositor, instructed us to recalculate the annual escalator by:

a.	Calculating the difference between the:

i.	Year 2 monthly payment (lease) and

ii.	Year 1 monthly payment (lease),

both as shown on the Contract,

b.	Dividing the result obtained in a. above by the year 1 monthly payment (lease), as shown on the Contract and

c.	Multiplying the result obtained in b. above by 100.

iv.	For the purpose of comparing the annual escalator Sample Characteristic for each Sample Solar Asset with a payment type value of “PPA,” as shown on the Sample Data File, the Originator, on behalf of the Depositor, instructed us to use the Contract as the Source.

v.	We were instructed by the Originator, on behalf of the Depositor, not to compare the period 1 performance guarantee Sample Characteristic for Sample Solar Assets with a payment type value of “PPA” and a refund timing value of “-,” both as shown on the Sample Data File (the “Sample Non Refund Solar Assets”).

Exhibit 2 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the period 1 performance guarantee Sample Characteristic for each Sample Solar Asset with a refund timing value of “annual,” as shown on the Sample Data File (the “Sample Annual Refund Solar Assets”), the Originator, on behalf of the Depositor, instructed us to compare the period 1 performance guarantee, as shown on the Sample Data File, to the aggregate year 1 guaranteed annual kWh, as shown on the Contract.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 10% or less.

vii.	For the purpose of comparing the period 1 performance guarantee Sample Characteristic for each Sample Solar Asset that is not a Sample Non Refund Solar Asset or a Sample Annual Refund Solar Asset (the “Sample 2-Year Refund Solar Assets”), the Originator, on behalf of the Depositor, instructed us to compare the period 1 performance guarantee, as shown on the Sample Data File, to the aggregate year 2 guaranteed annual kWh, as shown on the Contract.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 10% or less.

viii.	For the purpose comparing the contract estimated annual production Sample Characteristic for each Sample Non Refund Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the Contract as the Source.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 10% or less.

ix.	For the purpose of comparing the contract estimated annual production Sample Characteristic for each Sample Annual Refund Solar Asset, the Originator, on behalf of the Depositor, instructed us to compare the contract estimated annual production, as shown on Sample Data File, to the aggregate year 1 guaranteed annual kWh, as shown on the Contract.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 10% or less.

x.	For the purpose of comparing the contract estimated annual production Sample Characteristic for each Sample 2-Year Refund Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the contract estimated annual production by dividing:

a.	The aggregate year 2 guaranteed annual kWh, as shown on the Contract, by

b.	1.995.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 10% or less.

Exhibit 2 to Attachment A

Notes: (continued)

xi.	We were instructed by the Originator, on behalf of the Depositor, not to compare the FICO score Sample Characteristic for Sample Solar Assets with a FICO score value of “full prepayment,” as shown on the Sample Data File.

xii.	We were instructed by the Originator, on behalf of the Depositor, not to compare the PBI rate and PBI term Sample Characteristics for Sample Solar Assets with a “PBI payment frequency” value of “0,” as shown on the Sample Data File.

xiii.	We were instructed by the Originator, on behalf of the Depositor, not to compare the payment by ACH transfer (“Yes/No”), first payment date, last payment date, next rate adjustment date, seasoning (months) and remaining term (months) Sample Characteristics for Sample Solar Assets with a payment by ACH transfer (“Yes/No”), first payment date, last payment date, next rate adjustment date, seasoning (months) and remaining term (months) value of “not yet in LD,” all as shown on the Sample Data File (the “Sample Not in LD Solar Assets”).

xiv.	For the purpose of comparing the first payment date Sample Characteristic for each Sample Solar Asset that is not a Sample Not In LD Solar Asset, the Originator, on behalf of the Depositor, instructed us note agreement if the month and year of the first payment date, as shown on the Lease Dimensions Billing Data Schedule, agreed with the month and year of the first payment date, as shown on the Sample Data File.

xv.	For the purpose of comparing the last payment date Sample Characteristic for each Sample Solar Asset that is not a Sample Not In LD Solar Assets, the Originator, on behalf of the Depositor, instructed us to recalculate the last payment date by adding the:

a.	Original term, as shown on the Contract, to

b.	First payment date, as shown on the Lease Dimensions Billing Data Schedule.

For the purpose this procedure, the Originator, on behalf of the Depositor, instructed us to note agreement if the month and year of the last payment date that is recalculated above agreed with the month and year of the last payment date, as shown on the Sample Data File.

Exhibit 2 to Attachment A

Notes: (continued)

xvi.	For the purpose of comparing the next rate adjustment date Sample Characteristic for each Sample Solar Asset that is not a Sample Not In LD Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the next rate adjustment date by:

a.	Recalculating the absolute difference in days between the “first payment date,” as shown on the Lease Dimensions Billing Data Schedule, and the Preliminary Cut-Off Date,

b.	Dividing the result obtained in a. above by 365,

c.	Adding 1 to the result obtained in b. above,

d.	Truncating the result obtained in c. above and

e.	Adding the result obtained in d. above in years to the first payment date, as shown on the Lease Dimension Billing Data Schedule.

For the purpose this procedure, the Originator, on behalf of the Depositor, instructed us to note agreement if the month and year of the next rate adjustment date that is recalculated above agreed with the month and year of the next rate adjustment date, as shown on the Sample Data File.

xvii.	For the purpose of comparing the seasoning (months) Sample Characteristic for each Sample Solar Asset that is not a Sample Not In LD Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the seasoning (months) as the maximum of:

a.	The result of:

(i)	Recalculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the first payment date, as shown on the Lease Dimensions Billing Data Schedule, and the Preliminary Cut-Off Date,

(ii)	Dividing the result obtained in (i) above by 30,

(iii)	Adding 1 to the result obtained in (ii) above and

(iv)	Rounding the result obtained in (iii) above to the nearest integer

and

b.	0.

xviii.	For the purpose comparing the remaining term (months) Sample Characteristic for each Sample Solar Asset that is not a Sample Not In LD Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by subtracting the:

a.	Seasoning (months), as recalculated in note xvii. above, from

b.	Original term, as shown on the Contract.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Solar Asset Number	Sample Characteristic	Sample Data File Value	Source Value
34	Period 1 performance guarantee	8,551 kWh	7,557 kWh
	Contract estimated annual production	4,286 kWh	3,788 kWh

57	City	Los Angeles	Lake View Terrace

73	City	Northridge	Los Angeles

80	City	Los Angeles	Northridge

140	Year 1 PPA rate (ppa)	$0.0783	$0.0784

156	Period 1 performance guarantee	11,783 kWh	23,507 kWh

Exhibit 4 to Attachment A

Sample Characteristic Differences

Between the Sample Data File and Base Data File

Sample Solar Asset Number	Sample Characteristic	Sample Data File Value	Base Data File Value
6	PBI rate	$0.00	$0.08
	PBI term	—	20 years

34	Period 1 performance guarantee	8,551 kWh	7,557 kWh
	Contract estimated annual production	4,286 kWh	3,788 kWh
	First payment date	Not Yet in LD	11/1/2014
	Last payment date	Not Yet in LD	10/1/2034

87	First payment date	Not Yet in LD	1/1/2015
	Last payment date	Not Yet in LD	12/1/2034

96	First payment date	Not Yet in LD	2/1/2015
	Last payment date	Not Yet in LD	1/1/2035

120	First payment date	Not Yet in LD	3/1/2015
	Last payment date	Not Yet in LD	2/1/2035

127	First payment date	Not Yet in LD	2/1/2015
	Last payment date	Not Yet in LD	1/1/2035

140	Year 1 PPA rate (ppa)	$0.0783	$0.0784
	First payment date	Not Yet in LD	3/1/2015
	Last payment date	Not Yet in LD	2/1/2035

156	Period 1 performance guarantee	11,783 kWh	23,507 kWh

239	First payment date	Not Yet in LD	3/1/2015
	Last payment date	Not Yet in LD	2/1/2035

256	First payment date	Not Yet in LD	2/1/2015
	Last payment date	Not Yet in LD	1/1/2035

260	First payment date	Not Yet in LD	2/1/2015
	Last payment date	Not Yet in LD	1/1/2035

262	First payment date	Not Yet in LD	2/1/2015
	Last payment date	Not Yet in LD	1/1/2035

281	First payment date	Not Yet in LD	2/1/2015
	Last payment date	Not Yet in LD	1/1/2035

Exhibit 4 to Attachment A

Sample Solar Asset Number	Sample Characteristic	Sample Data File Value	Base Data File Value
289	First payment date	Not Yet in LD	1/1/2015
	Last payment date	Not Yet in LD	12/1/2034